---------------------------------------
                                                        OMB APPROVAL
                                         ---------------------------------------
                                         OMB Number:                   3235-0578
                                         Expires:                   May 31, 2007
                                         Estimated average burden
                                         hours per response................21.09
                                         ---------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-090607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Citco Mutual Fund Services, Inc.
                        83 General Warren Blvd.
                        Suite 200
                        Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:  11/30/2006

Date of reporting period:  8/31/2006

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                                 August 31, 2006
--------------------------------------------------------------------------------

  Shares                                                           Market Value
----------                                                        --------------
             DOMESTIC COMMON STOCKS - 47.92%

             CARPET - FLOOR COVERINGS - 4.71%
 2,036,300      Mohawk Industries, Inc.*                          $  144,332,944
                                                                  --------------

             DIVERSIFIED HOLDING COMPANIES - 19.56%
     4,530      Berkshire Hathaway, Inc. Class A*                    435,319,410
    18,200      Berkshire Hathaway, Inc. Class B*                     58,303,700
 4,100,474      Leucadia National Corp.                              105,505,196
                                                                  --------------
                                                                     599,128,306
                                                                  --------------
             ENERGY SERVICES - 1.90%
 1,942,800      Duke Energy Corp.                                     58,284,000
                                                                  --------------

             INSURANCE BROKERS - 0.89%
 1,042,400      Marsh & McLennan Cos., Inc.                           27,269,184
                                                                  --------------

             METAL MINING - 2.03%
   694,100      Phelp's Dodge Corp.                                   62,121,950
                                                                  --------------

             NEWSPAPERS: PUBLISHING AND PRINTING - 0.06%
    48,645      Daily Journal Corp. *                                  1,848,024
                                                                  --------------

             PAY TELEVISION SERVICES - 9.54%
 9,201,024      EchoStar Communications Corp.*                       292,132,512
                                                                  --------------

             REAL ESTATE INVESTMENT TRUST - 1.22%
 2,983,350      Annaly Mortgage Management Corp.                      37,321,708
                                                                  --------------

             REAL ESTATE OPERATIONS - 0.22%
   103,768      Homefed Corp.                                          6,744,920
                                                                  --------------

             RETAIL DEPARTMENT STORES - 3.56%
   757,671      Sears Holdings Corp. *                               109,187,968
                                                                  --------------

             TELECOMMUNICATIONS - 4.23%
 1,310,500      IDT Corp. *                                           18,150,425
 5,660,000      IDT Corp. Class B*                                    80,824,800
 1,335,486      USA Mobility, Inc.*                                   30,515,855
                                                                  --------------
                                                                     129,491,080
                                                                  --------------

TOTAL DOMESTIC COMMON STOCKS (COST $1,307,145,400)                 1,467,862,596
                                                                  --------------

             FOREIGN COMMON STOCKS - 22.52%

             BERMUDA - 0.12%
                PROPERTY AND CASUALTY INSURANCE - 0.12%
     7,000      White Mountains Insurance Group Ltd. (a)               3,703,000
                                                                  --------------

             CANADA - 21.98%
                OIL AND GAS DRILLING - 3.25%
 4,860,200      Ensign Energy Services, Inc.                          99,500,158
                                                                  --------------

                OIL AND GAS PRODUCERS - 18.73%
 7,056,700      Canadian Natural Resources Ltd.                      371,111,853
 4,869,300      Penn West Energy Trust                               202,708,959
                                                                  --------------
                                                                     573,820,812
                                                                  --------------
                TOTAL CANADA                                         673,320,970
                                                                  --------------

             UNITED KINGDOM - 0.42%
                INVESTMENT TRUST - 0.42%
 4,076,876      JZ Equity Partners PLC                                12,852,123
                                                                  --------------

TOTAL FOREIGN COMMON STOCKS (COST $566,068,852)                   $  689,876,093
                                                                  --------------

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                                 August 31, 2006
--------------------------------------------------------------------------------

  Shares                                                           Market Value
----------                                                        --------------
             MISCELLANEOUS INVESTMENTS - 4.54% (b)

TOTAL MISCELLANEOUS INVESTMENTS (COST $128,897,203)               $  138,877,164
                                                                  --------------

 Principal
----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.02%
60,000,000      T-Bill 4.39%(c), 09/07/2006                           59,952,900
50,000,000      T-Bill 4.55%(c), 09/14/2006                           49,915,139
60,000,000      T-Bill 4.69%(c), 09/21/2006                           59,840,667
30,000,000      T-Bill 4.79%(c), 09/28/2006                           29,890,875
50,000,000      T-Bill 4.76%(c), 10/05/2006                           49,770,264
40,000,000      T-Bill 4.85%(c), 10/12/2006                           39,775,411
50,000,000      T-Bill 4.89%(c), 10/19/2006                           49,670,333
40,000,000      T-Bill 4.87%(c), 10/26/2006                           39,699,028
50,000,000      T-Bill 4.87%(c), 11/02/2006                           49,584,250
50,000,000      T-Bill 4.86%(c), 11/09/2006                           49,536,850
50,000,000      T-Bill 4.86%(c), 11/16/2006                           49,489,650
60,000,000      T-Bill 4.88%(c), 11/24/2006                           59,321,340
60,000,000      T-Bill 4.89%(c), 11/30/2006                           59,273,460
60,000,000      T-Bill 4.84%(c), 12/07/2006                           59,221,080

                                                                  --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $704,885,678)     704,941,247
                                                                  --------------

  Shares
----------
             MONEY MARKET FUNDS - 1.37%
42,026,342      UMB Money Market, 3.71%(c)                            42,026,342
                                                                  --------------
TOTAL MONEY MARKET FUNDS (COST $42,026,342)                           42,026,342
                                                                  --------------

TOTAL INVESTMENTS (COST $2,749,023,475) - 99.37%                   3,043,583,442
                                                                  --------------

             OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.63%       19,301,305
                                                                  --------------

NET ASSETS - 100.00%                                              $3,062,884,747
                                                                  ==============

*     Non-income producing securities.
(a) Income from White Mountains Insurance Group Ltd., an investment affiliated with Bruce R. Berkowitz, a Director of the Fund, totaled $42,000 for the nine months ended August 31, 2006.
(b) Represents previously undisclosed securities which the Fund has held for less than one year.
(c)   Rates shown are the effective yields as of August 31, 2006.

The following information for the Fund is presented on an income tax basis as of August 31, 2006:

           Cost of Investments                                   $2,751,179,458
           Gross Unrealized Appreciation                            314,236,999
           Gross Unrealized Depreciation                            (21,833,015)
                                                                 --------------
                                                                 $3,043,583,442
                                                                 ==============

Item 2. Controls and Procedures.

      (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 207.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.
             ---------------------

By (Signature and Title)   /s/ Bruce R. Berkowitz
                           ----------------------
                           Bruce R. Berkowitz, President

Date: October 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) : /s/ Bruce R. Berkowitz
                           ----------------------
                           Bruce R. Berkowitz, President

Date: October 27, 2006

By (Signature and Title) : /s/ Keith D. Trauner
                           --------------------
                           Keith D. Trauner, Treasurer

Date: October 27, 2006